Adoption of Long-Duration Targeted Improvements - Rollforward of MRB Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance	$ 496	$ 879	$ 1,462	$ 660
Less: ceded market risk benefits	(648)	(894)		(776)
MRB liabilities	$ (152)	$ (15)		(116)
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance				0
Addition of existing balances
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance				261
Fair value adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance				$ 399